Income Taxes	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes
12. INCOME TAXES
For the nine months ended September 30, 2021 and 2020 (unaudited), the Company recorded an income tax expense/(benefit) of $3,141 and $(215), respectively. The effective income tax rates (“ETR”) for the nine months ended September 30, 2021 and 2020 (unaudited) were 33.8% and 20.9%, respectively. The ETR for the nine months ended September 30, 2021 (unaudited) differed from the statutory rate of 21% primarily due to state and local income taxes, and transaction costs not deductible for tax purposes.
As of each reporting date, the Company’s management considers new evidence, both positive and negative, that could impact management’s view with regard to future realization of deferred tax assets. As of September 30, 2021 (unaudited), management has recorded a valuation allowance on certain deferred tax assets where management believes that after considering all of the available evidence, The Company has determined that these deferred tax assets will not be realized. The valuation allowance increased by $266 from December 31, 2020.
The components of income (loss) from operations before income taxes consist of the following for the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Domestic	$9,946	$7,468
Foreign	(471)	48

Income from operations before income taxes	$9,475	$7,516

Components of the provision for income taxes consist of the following for the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Current provision (benefit):
Federal	$3,465	$2,744
State and local	1,643	976
Foreign	(11)	21

Total current provision	5,097	3,741
Deferred benefit:
Federal	(1,614)	(1,412)
State and local	(703)	(300)
Foreign	—	—

Total deferred benefit	(2,317)	(1,712)

Provision for income taxes	$2,780	$2,029

Reconciliation of the federal statutory rate to the Company’s effective tax rate is the following for the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Federal income tax rate	21.00%	21.00%
State and local taxes, net of federal benefit	7.68%	4.09%
Foreign rate differential	-0.27%	0.15%
Permanent items	1.18%	4.03%
Research and development credits	-2.96%	-3.99%
Equity option forfeitures	1.38%	0.00%
Change in valuation allowance	1.20%	0.00%
State FIN 48	0.14%	1.63%
Other	0.00%	-0.03%

Effective tax rate	29.35%	26.88%

The tax effects of significant temporary differences that comprise deferred tax assets and liabilities were as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Deferred tax assets:
Accrued expenses	$598	$171
Deferred rent	505	371
Investments	30	202
Net operating losses	353	7
Reserves	178	121
Equity-based compensation	389	387
Uncertain Tax Positions	86	81
Disallowed Interest Expense	—	—

Deferred tax assets	2,139	1,340
Valuation Allowance	(114)	—

Net deferred tax asset	2,025	1,340
Deferred tax liabilities:
Property & equipment	(315)	(869)
Intangible assets	(6,230)	(7,308)

Deferred tax liabilities	(6,545)	(8,177)

Deferred income taxes	$(4,520)	$(6,837)

As of each reporting date, the Company’s management considers new evidence, both positive and negative, that could impact management’s view with regard to future realization of deferred tax assets. As of December 31, 2020, management has recorded a valuation allowance on certain foreign deferred tax assets where management believes that after considering all of the available evidence, it is more likely than not that these assets will not be realized. The valuation allowance increased by $114 from December 31, 2019.

As of December 31, 2020, the Company has U.S Federal net operating losses of $917, U.S. state net operating loss carryforwards of $917, and Canadian net operating loss carryforwards of $428. U.S. Federal net operating losses do not expire, U.S. State net operating losses will begin to expire in 2040, and Canadian net operating losses will begin to expire in 2040.
As tax law is complex and often subject to varied interpretations, it is uncertain whether some of our tax positions will be sustained upon examination. Tax liabilities associated with uncertain tax positions represent unrecognized tax benefits, which arise when the estimated benefit recorded in our financial statements differs from the amounts taken or expected to be taken in a tax return because of the uncertainties described above. Substantially all of these unrecognized tax benefits, if recognized, would benefit our effective income tax rate.

	Year Ended December 31,
	2020	2019
Unrecognized tax benefits—beginning of period	$380	$169
Tax position changes—current period	—	211

Unrecognized tax benefits—end of period	380	380
Interest and penalties—end of period	27	8

Total liabilities related to uncertain tax positions	$407	$388

The Company recognizes interest and penalties associated with uncertain tax positions as a component of the provision for income taxes. The Company recognized interest and penalties expense of $18 and $8, for 2020 and 2019, respectively.
Management believes it will be able to reverse the unrecognized tax benefits in the next 12 months through filing with the state and local taxing authorities.
The Company recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. The Company is subject to taxation in the U.S, various states, and Canada. As of December 31, 2020, the Company’s tax returns remain open and subject to examination by the tax authorities for the tax years 2017 and after.
In response to the market volatility and economic instability prompted by
COVID-19,
the CARES Act was enacted and signed into law on March 27, 2020. The CARES Act is a $2 trillion relief package comprising a combination of tax provisions and other stimulus measures. The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carry back periods, alternative minimum tax credit refunds, modifications to the interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. The Company has accounted for the relevant impacts of the CARES Act in its December 31, 2020 Consolidated Financial Statements.
On December 22, 2016, the Company and a private equity investment firm (the “Buyer”), closed a growth recapitalization transaction in partnership with the Company’s co-founders
and existing investors (the “Sellers”). As part of that transaction, the Company shall pay to the former Sellers an amount equal to the tax benefit realized by the Company during each of the first five taxable years of the Company through 2020, any net operating loss carryover and research credits as a portion of the residual purchase price.

In connection with that transaction, the Company shall pay compensation to the former Sellers following the filing of the Company’s tax return for each relevant taxable year an amount equal to the tax benefit realized by the Company during each of the first five (5) taxable years of the Company ending following the Closing Date (December 22, 2016) resulting from any (i) net operating loss carryover (within the meaning of Section 172 of the Code) to such taxable year of any net operating loss of the Company for a taxable year ending on or before the Closing Date (the “NOL Carryforwards”“) and (ii) carryforward of the research credits determined under Section 41(a) of the Code to such taxable year of any such research credits of the Company for a taxable year ending on or before the Closing Date (the ““R&D Carryforwards”“ and together with the NOL Carryforwards, the ““Tax Attribute Carryforwards”“). The Company shall be deemed to realize a tax benefit in any taxable year to the extent that (i) its cash Tax liability for such taxable year computed without taking the Tax Attribute Carryforwards to such taxable year into account is greater than (ii) its cash Tax liability for such taxable year computed by taking the Tax Attribute Carryforwards to such taxable year into account. If the Company makes a payment with respect to a taxable year and in a subsequent taxable year realizes a net operating loss or tax credit that, if carried back to such taxable year would reduce or eliminate the tax benefit deemed realized for such taxable year, such reduced or eliminated tax benefit shall become a Disallowed Tax Benefit, and the Sellers shall promptly pay to Buyer an amount equal to the excess, if any. of (i) the tax benefit computed for such taxable year without taking such net operating loss and tax credit into account and (ii) the tax benefit computed for such taxable year taking such net operating loss and tax credit into account. During 2019, the Company incurred $1,917 of residual purchase price to the Sellers which is included under other income (expense) on the Consolidated Statements of Operations. Of that amount, $1,000 was paid during 2019 and $917 was accrued and included in accrued expenses in the Consolidated Balance Sheet as of December 31, 2019.
As of December 31, 2020, all tax attributes arising from December 22, 2016 and prior have been exhausted and therefore the impacts of the arrangement have been concluded.